RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees
The Company’s minimum long-term contractual obligations with BBAM LP as of December 31, 2018, excluding rent fees, consisted of the following (dollars in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total
Fixed base fee payments (1)	$250	$250	$250	$238	$—	$—	$988
Fixed administrative agency fee payments due by B&B Air Funding (1)	76	37	24	21	12	1	171
Fixed administrative services fee due under the Term Loan (2)	441	385	300	212	61	62	1,461
Fixed administrative services fee due under the Magellan Acquisition Limited Facility (2)	228	228	226	215	204	601	1,702
Fixed administrative services fee due under Fly Acquisition III Facility (2)	228	228	213	91	67	213	1,040
Fixed administrative services fee due under Fly Aladdin Acquisition Facility (2)	372	370	349	306	176	255	1,828
Fixed administrative services fee due under Fly Aladdin Engine Funding Facility (2)	12	12	12	12	10	—	58
Fixed administrative agency fee payments due by other subsidiaries (2)	312	280	225	197	253	289	1,556
Fixed payments for Management Expenses (1) (3)	9,561	9,561	9,561	9,561	9,561	62,146	109,951
Acquisition fees related to Portfolio B in the AirAsia Transactions	3,013	4,545	8,336	—	—	—	15,894
Disposition fees on flight equipment held for sale	5,264	—	—	—	—	—	5,264
Total	$19,757	$15,896	$19,496	$10,853	$10,344	$63,567	$139,913

(1)	Assumes Consumer Price Index (“CPI”) rates in effect as of December 31, 2018 remain constant in future periods.
(2)	Assumes number of aircraft and engines at December 31, 2018 remain constant in future periods.
(3)	Assumes automatic extension for one additional term of five years to June 30, 2030. Also assumes net book values of aircraft and engines at December 31, 2018 remains constant in future periods.